RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Narrative (Details)				1 Months Ended					12 Months Ended
	Nov. 15, 2017 USD ($)	Aug. 15, 2017 USD ($)	Oct. 13, 2016 shares	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2017 shares	May 31, 2017 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Dividends received									$ 7,609,000	$ 15,837,000	$ 27,553,000
Dividends payable				$ 0					0	16,762,000
Guarantees issued to Golar Partners				16,417,000					16,417,000	14,770,000
Golar Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted				20,000,000					20,000,000
Guarantor Obligations, Expenses Reimbursments									2,200,000
Golar Partners, Common Unit
Related Party Transaction [Line Items]
Number of earn-out units (in shares) | shares			748,592
Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of earn-out units (in shares) | shares			15,278
Golar Partners
Related Party Transaction [Line Items]
Dividends received	$ 900,000								$ 36,800,000	48,400,000	52,300,000
Minimum charter term for rights of first offer (in years)									5 years
Golar Partners | Hilli LLC
Related Party Transaction [Line Items]
Payments of dividends									$ 17,500,000	5,600,000
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners				11,500,000					11,500,000	11,500,000
Golar Partners | Golar Partners, Earn-out Units
Related Party Transaction [Line Items]
Percentage of earn-out units issued						0.50
Golar Partners | Golar Partners, Common Unit
Related Party Transaction [Line Items]
Number of earn-out units (in shares) | shares						374,295
Golar Partners | Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of earn-out units (in shares) | shares						7,639
Golar Partners | Golar Hilli LLC
Related Party Transaction [Line Items]
Dividends payable				4,500,000					$ 4,500,000	3,600,000
Golar Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Related party transaction, rate									5.00%
Duration of notice required for contract termination (in days)									120 days
Golar Partners | Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination (in days)									30 days
Golar Partners | Loan To Related Party
Related Party Transaction [Line Items]
Receivable with imputed interest, face amount					$ 15,000,000.0
Proceeds from interest received				$ 100,000
Golar Partners | Loan To Related Party | LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate					5.00%
Golar Partners | Charter-hire expenses, Golar Grand
Related Party Transaction [Line Items]
Related party expense											17,400,000
Golar Partners | Expense under Tundra Letter Agreement | Golar Tundra
Related Party Transaction [Line Items]
Related party transaction amount								$ 107,200,000
Interest expense from related parties									$ 0	0	2,200,000
Golar Partners | Deferred Purchase Price
Related Party Transaction [Line Items]
Related party transaction, rate							5.00%
Interest expense from related parties									0	2,900,000	1,100,000
Purchases from related party							$ 107,200,000
Golar Partners | Deposit Received from Golar Partners | Hilli Sale Agreement
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%
Related party transaction amount		$ 70,000,000
Interest expense from related parties									$ 0	$ 1,900,000	$ 1,300,000